Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders' Equity
Shareholders' Equity

Note 22 - Shareholders’ Equity

(a)	Share Capital

The Company’s authorized capital stock includes an unlimited number of common shares (192,798,692 common shares issued and outstanding as at December 31, 2025) having no par value and preferred shares issuable in series (issued - nil).

Changes in share capital for the years ended December 31, 2025 and December 31, 2024 were as follows:

	Number
	of shares	Amount
Balance at January 1, 2024	192,175,042	$5,728.2
Exercise of stock options	71,864	3.6
Vesting of restricted share units	18,340	2.7
Dividend reinvestment plan	287,449	34.6
Balance at December 31, 2024	192,552,695	$5,769.1

Balance at January 1, 2025	192,552,695	$5,769.1
Exercise of stock options	110,917	9.9
Vesting of restricted share units	33,274	5.7
Dividend reinvestment plan	101,806	18.7
Balance at December 31, 2025	192,798,692	$5,803.4

(b)	Dividends

In 2025 the Company declared dividends of $1.52 per common share (2024 – $1.44). Dividends paid in cash and through the Company’s Dividend Reinvestment Plan (“DRIP”) were as follows:

	2025	2024
Cash dividends	$275.1	$242.4
DRIP dividends	18.7	34.6
	$293.8	$277.0

(c)	Stock-Based Payments

On March 7, 2018, the Company’s Board of Directors adopted an amended and restated share compensation plan covering both stock options and RSUs effective May 9, 2018 (the “Plan”), with subsequent modifications on November 8, 2023. Pursuant to the Plan, the Company may grant incentive stock options to directors, officers, employees and consultants at the discretion of the Board of Directors. The exercise price and vesting period of any option is fixed by the Board of Directors on the date of grant. The term of options is at the sole discretion of the Board of Directors but may not exceed ten years from the date of grant. Options expire on the earlier of the expiry date or the date of termination and are non-transferable. The options granted will be adjusted in the event of an amalgamation, rights offering, share consolidation or subdivision or other similar adjustments of the share capital of the Company. The aggregate number of common shares that may be issued under the Plan is limited to 9,700,876 common shares. Within any one-year period, the number of common shares issued to any single insider participant under the Plan shall not exceed 5% of the common shares then issued and outstanding.

Options to purchase common shares of the Company granted during the years ended December 31, 2025 and 2024 were as follows:

		Weighted
		average exercise
	Number	price
Stock options outstanding, at January 1, 2024	669,201	C$	111.76
Granted	45,396	C$	167.57
Exercised	(71,864)	C$	52.67
Forfeited	(10,353)	C$	180.58
Stock options outstanding, at December 31, 2024	632,380	C$	121.36

Stock options outstanding, at January 1, 2025	632,380	C$	121.36
Granted	16,345	C$	225.87
Exercised	(110,917)	C$	97.44
Forfeited	(2,000)	C$	168.43
Stock options outstanding, at December 31, 2025	535,808	C$	129.32

Exercisable stock options, at December 31, 2024	524,919	C$	110.82
Exercisable stock options, at December 31, 2025	446,565	C$	118.70

Options granted in 2025 and 2024 have a ten-year term and vest over five years in equal portions on the anniversary of the grant date. The fair value of stock options granted in 2025 was $0.6 million (2024 – $1.7 million), based on a weighted average fair value of C$51.10 per stock option (2024 - C$38.06 per stock option) based on the following assumptions:

	2025	2024
Risk-free interest rate	2.71%	3.08%
Expected dividend yield	0.94%	1.20%
Expected price volatility of the Company’s common shares	26.1%	26.4%
Expected life of the option	4 years	4 years
Forfeiture rate	0%	0%

In the year ended December 31, 2025, an expense of $1.0 million (2024 - $1.1 million) related to stock options has been included in the consolidated statement of income and comprehensive income (loss), and $0.1 million (2024 - $0.2 million) was capitalized to royalty, stream and working interests. As at December 31, 2025, there was $1.3 million (2024 – $2.6 million) of total unrecognized non-cash stock-based compensation relating to stock options granted under the Plan, which is expected to be recognized over a weighted average period of 2.4 years (2024 – 2.5 years).

Options to purchase common shares outstanding at December 31, 2025, exercise prices and weighted average lives to maturity as follows:

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$75.45 to C$82.11	104,775	104,775	0.86
C$82.12 to C$97.34	91,772	91,772	2.71
C$97.35 to C$141.97	119,022	119,022	3.07
C$141.98 to C$171.04	102,201	51,347	6.40
C$171.05 to C$231.18	118,038	79,649	5.39
	535,808	446,565	3.28

(d)	Restricted share units

Changes in the number of RSUs outstanding during the years ended December 31, 2025 and 2024 were as follows:

	For the year ended December 31,
	Performance-	Time-based
	based RSUs	RSUs	Total RSUs
Balance at January 1, 2024	71,051	31,053	102,104
Granted	29,694	20,744	50,438
Settled	(2,639)	(15,701)	(18,340)
Forfeited	(22,086)	(757)	(22,843)
Balance at December 31, 2024	76,020	35,339	111,359

Balance at January 1, 2025	76,020	35,339	111,359
Granted	21,731	15,082	36,813
Settled	(16,368)	(16,906)	(33,274)
Forfeited	(7,641)	—	(7,641)
Balance at December 31, 2025	73,742	33,515	107,257

The fair value of the RSUs granted in 2025 was $5.9 million (2024 –$ 5.8 million). Included in the Company’s stock-based compensation expense is an amount of $5.3 million (2024 – $4.8 million) relating to RSUs. In addition, $0.1 million related to the RSUs was capitalized to royalty, stream and working interests (2024 – $0.3 million). As at December 31, 2025, there is $6.0 million (2024 – $5.3 million) of total unrecognized non-cash stock-based compensation expense relating to non-vested RSUs granted under the Plan, which is expected to be recognized over a weighted average period of 1.3 years (2024 – 1.7 years).

(e)	Deferred Share Unit Plan

Changes in the number of DSUs outstanding during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Balance at beginning of year	94,836	119,429
Granted	1,540	13,975
Settled	-	(38,568)
Balance at end of year	96,376	94,836

The value of the DSU liability as at December 31, 2025 was $20.0 million (2024 - $11.1 million) and is included in accounts payable and accrued liabilities on the statement of financial position.

(f)	Outstanding Stock Options and Restricted Share Units

The following table sets out the number of common shares outstanding or issuable pursuant to other outstanding securities at December 31, 2025 and 2024:

	At December 31,	At December 31,
	2025	2024
Common shares outstanding	192,798,692	192,552,695
Stock options(1)	535,808	632,380
Restricted Share Units(2)	107,257	111,359
	193,441,757	193,296,434
1	There were 535,808 stock options under our share compensation plan outstanding to directors, officers, employees and others with exercise prices ranging from C$75.45 to C$231.18 per share. The above table assumes all stock options are exercisable.
2	There were 33,515 time-based RSUs and 73,742 performance-based RSUs. Vesting of the performance-based RSUs are subject to the achievement of certain performance criteria and a performance multiplier which will range from 0% to 200% of the number granted. The above table assumes a performance multiplier of 100% of performance-based RSUs granted.